Expenditure Commitments (Details)	12 Months Ended
Jun. 30, 2021 AUD ($)
Expenditure Commitments (Details) [Line Items]
Termination notice period for research and development contracts	30 days
Research and development termination commitments	$ 4,500,000
Bourke Street office lease [Member]
Expenditure Commitments (Details) [Line Items]
Lease commitments expiry date	Sep. 30, 2021
one year [Member]
Expenditure Commitments (Details) [Line Items]
Commitments under non-cancellable operating lease contract	$ 30,668